Property, Plant and Equipment (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Nechalacho		Computer
	REE Project		and Office	Land and	Exploration	Leasehold
	(a)	Airstrip	Equipment	Building	Equipment	Improvements	Total
Cost
As at September 1, 2016	$103,420,326	$646,860	$301,556	$74,455	$680,884	$94,594	$105,218,675

Additions	198,342	-	36,603	-	2,975	-	237,920
Disposals	-	-	(120,069)	-	-	-	(120,069)

As at August 31, 2017	103,618,668	646,860	218,090	74,455	683,859	94,594	105,336,526

Additions	259,681	-	1,958	16,450	11,673	-	289,762
Disposals	-	-	-	-	-	-	-

As at August 31, 2018	$103,878,349	$646,860	$220,048	$90,905	$695,532	$94,594	$105,626,288

Accumulated Depreciation
As at September 1, 2016	$-	$218,663	$248,802	$3,760	$595,859	$90,651	$1,157,735

Depreciation expense	-	24,366	32,715	3,223	26,747	3,943	90,994
Disposals	-	-	(120,069)	-	-	-	(120,069)

As at August 31, 2017	-	243,029	161,448	6,983	622,606	94,594	1,128,660

Depreciation expense	-	22,417	18,538	3,384	20,579	-	64,918
Disposals	-	-	-	-	-	-	-

As at August 31, 2018	$-	$265,446	$179,986	$10,367	$643,185	$94,594	$1,193,578

Net Book Value
As at August 31, 2017	$103,618,668	$403,831	$56,642	$67,472	$61,253	$-	$104,207,866
As at August 31, 2018	$103,878,349	$381,414	$40,062	$80,538	$52,347	$-	$104,432,710